SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2022

Description	Par Value	Fair Value

ASSET-BACKED SECURITIES (A) — 102.3%

CAYMAN ISLANDS — 49.6%
Apex Credit CLO, Ser 2017-1A, Cl E 6.609%, ICE LIBOR USD 3 Month + 6.350% 04/24/29 (B)	$10,500,000	$9,975,000
Apex Credit CLO, Ser 2018-2A, Cl E 7.593%, ICE LIBOR USD 3 Month + 6.530% 10/20/31 (B)	14,300,000	12,727,000
Apex Credit CLO, Ser 2018-2A, Cl F 10.043%, ICE LIBOR USD 3 Month + 8.980% 10/20/31 (B)	7,600,000	6,270,000
Apex Credit CLO, Ser 2021-1A 7.501%, 07/18/34	2,000,000	1,880,000
Ares XXXIV CLO, Ser 2020-2A, Cl FR 8.841%, ICE LIBOR USD 3 Month + 8.600% 04/17/33 (B)	11,250,000	9,843,750
B&M CLO, Ser 2014-1A, Cl E 5.991%, ICE LIBOR USD 3 Month + 5.750% 04/16/26 (B)	5,470,045	3,834,501
Battalion CLO VII, Ser 2014-7A, Cl SUB 07/17/28 (B)(C)	12,746,000	573,570
Battalion CLO VIII, Ser 2015-8A, Cl SUB 07/18/30 (B)(C)	23,307,000	13,284,990
Battalion CLO X, Ser 2016-10A, Cl SUB 01/25/35 (B)(C)	25,270,000	21,921,725
Battalion CLO XI, Ser 2017-11A, Cl SUB 04/24/34 (B)(C)	38,324,300	28,934,846
Battalion CLO XII, Ser 2018-12A, Cl SUB 05/17/31 (B)(C)	46,533,517	32,224,461
Battalion CLO XIV, Ser 2019-14A, Cl SUB 04/20/32 (C)	47,870,000	42,005,925
Battalion CLO XVI, Ser 2019-16A, Cl SUB 12/19/32 (B)(C)	17,100,000	13,765,500
Battalion CLO XX, Ser 2021-20A 07/15/34 (C)	22,303,000	19,905,427
Benefit Street Partners CLO, Ser 2018-5BA, Cl SUB 04/20/31 (C)	48,697,143	22,205,897
Benefit Street Partners CLO II, Ser 2013-III, Cl SUB 07/15/29 (C)	10,450,000	3,030,500
Benefit Street Partners CLO II, Ser 2017-IIA, Cl DR 7.594%, ICE LIBOR USD 3 Month + 6.550% 07/15/29 (B)	12,500,000	12,062,500
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB 07/20/29 (B)(C)	21,904,000	4,380,800
Benefit Street Partners CLO III, Ser 2017-IIIA, Cl DR 7.663%, ICE LIBOR USD 3 Month + 6.600% 07/20/29 (B)	3,000,000	2,788,560
Benefit Street Partners CLO IV 07/20/26 (B)(C)	42,166,000	18,553,040
Benefit Street Partners CLO IX 07/20/25 (B)(C)	22,625,000	12,952,813
Benefit Street Partners CLO V 10/20/26 (B)(C)	19,200,000	—
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB 10/18/29 (B)(C)	68,733,000	29,866,640
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB 07/18/27 (C)	36,750,000	514,500
Benefit Street Partners CLO VIII, Ser 2015-8A, Cl SUB 01/20/28 (B)(C)	36,680,000	17,606,400
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB 04/20/34 (B)(C)	43,330,000	22,098,300
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB 10/15/30 (B)(C)	40,364,000	18,769,260
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB 04/20/31 (B)(C)	37,334,000	24,640,440
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB 10/15/34 (B)(C)	43,816,000	33,768,991
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB 07/15/34 (B)(C)	32,470,000	30,378,932

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2022

Description	Par Value	Fair Value

Benefit Street Partners CLO XXIII, Ser 2021-23A 04/25/34 (C)	$39,000,000	$31,079,100
Blue Ridge CLO II, Ser 2014-2A, Cl E 6.041%, ICE LIBOR USD 3 Month + 5.800% 07/18/26 (B)	8,329,004	—
Brigade Debt Funding I, Ser 2018-1A, Cl SUB 04/25/36 (C)	55,000,000	42,900,000
Brigade Debt Funding II, Ser 2018-2A, Cl SUB 10/25/35 (B)(C)	20,000,000	14,600,000
Cathedral Lake CLO, Ser 2014-1A, Cl SUB 10/15/29 (B)(C)	18,200,000	3,276,000
Cathedral Lake CLO, Ser 2017-1A, Cl CR 4.544%, ICE LIBOR USD 3 Month + 3.500% 10/15/29 (B)	5,000,000	4,750,000
Cathedral Lake CLO, Ser 2017-1A, Cl DR 7.491%, ICE LIBOR USD 3 Month + 7.250% 10/15/29 (B)	14,464,000	13,379,200
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB 01/15/26 (B)(C)	42,982,000	18,482,260
Cathedral Lake V, Ser 2018-5A, Cl E 7.163%, ICE LIBOR USD 3 Month + 6.100% 10/21/30 (B)	9,000,000	8,100,000
Cathedral Lake V, Ser 2018-5A, Cl SUB 10/21/30 (B)(C)	30,838,000	13,568,720
Cathedral Lake VII, Ser 2021-7RA, Cl E 8.011%, 01/15/32	4,000,000	3,820,000
Eaton Vance CLO, Ser 2020-1A, Cl SUB 10/15/34 (B)(C)	22,785,000	18,683,700
Eaton Vance CLO, Ser 2020-2A, Cl SUB 01/15/35 (B)(C)	33,225,000	25,496,865
Elevation CLO, Ser 2014-2A, Cl SUB 10/15/29 (B)(C)	14,400,000	2,592,000
Elevation CLO, Ser 2017-2A, Cl ER 7.394%, ICE LIBOR USD 3 Month + 6.350% 10/15/29 (B)	7,500,000	6,702,569
Elevation CLO, Ser 2017-2A, Cl FR 9.684%, ICE LIBOR USD 3 Month + 8.640% 10/15/29 (B)	8,550,000	7,645,010
Elevation CLO, Ser 2018-10A, Cl E 7.353%, ICE LIBOR USD 3 Month + 6.290% 10/20/31 (B)	14,000,000	12,665,402
Elevation CLO, Ser 2018-10A, Cl SUB 10/20/31 (B)(C)	40,850,000	22,847,405
Elevation CLO, Ser 2018-8A, Cl F 9.044%, ICE LIBOR USD 3 Month + 7.860% 10/25/30 (B)	6,650,000	5,450,669
Great Lakes CLO, Ser 2014-1A, Cl ER 7.741%, 10/15/29	10,378,000	9,800,568
Great Lakes CLO, Ser 2015-1A, Cl SUB 01/16/30 (B)(C)	24,580,042	14,207,264
Great Lakes CLO, Ser 2018-1A, Cl ER 7.601%, ICE LIBOR USD 3 Month + 7.360% 01/16/30 (B)	17,689,000	16,402,656
Great Lakes CLO, Ser 2018-1A, Cl FR 10.241%, ICE LIBOR USD 3 Month + 10.000% 01/16/30 (B)	6,517,000	5,775,235
LCM 32 CLO, Ser 2021-32A, Cl INC 07/20/34 (B)(C)	17,210,000	12,983,224
LCM 32 CLO, Ser 2021-33A, Cl SUB 07/20/34 (C)	1,043,735	514,561
LCM 33 CLO, Ser 2021-33A, Cl INC 07/20/34 (C)	21,240,000	17,212,896
LCM CLO, Ser 2020-31A, Cl INC 01/20/32 (C)	5,187,000	3,973,242
Lockwood Grove CLO, Ser 2014-1A, Cl SUB 01/25/30 (B)(C)	25,988,000	17,152,080
Mountain View CLO, Ser 2017-1A, Cl DR 5.161%, ICE LIBOR USD 3 Month + 4.150% 10/12/30 (B)	2,000,000	1,940,000
Mountain View CLO, Ser 2017-1A, Cl ER 8.711%, ICE LIBOR USD 3 Month + 7.700% 10/12/30 (B)	10,000,000	8,600,000
Neuberger Berman CLO XV, Ser 2017-15A, Cl FR 9.524%, ICE LIBOR USD 3 Month + 8.480% 10/15/29 (B)	5,100,000	4,331,150

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2022

Description	Par Value	Fair Value

Neuberger Berman CLO XVII, Ser 2014-17A, Cl SUB 04/22/29 (B)(C)	$5,900,000	$2,876,250
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl 1ISR 10/19/31 (B)(C)	92,000	71,300
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl 2ISR 10/19/31 (B)(C)	331,457	256,879
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl INC 10/19/31 (B)(C)	18,000,000	12,780,000
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl SPRI 0.110%, 10/19/31 (B)	800,000	720,000
Neuberger Berman Loan Advisers CLO 30, Ser 2019-30A, Cl INC 01/20/31 (B)(C)	4,050,000	3,047,625
Neuberger Berman Loan Advisers CLO 38, Ser 2020-38A, Cl SBPF 10/20/32 (C)	108,125	67,038
Neuberger Berman Loan Advisers CLO 38, Ser 2020-38A, Cl SUB 10/20/32 (C)	14,719,000	11,848,795
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl CN 4.643%, ICE LIBOR USD 3 Month + 3.580% 04/20/30 (B)	5,300,000	5,008,233
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN 8.443%, ICE LIBOR USD 3 Month + 7.380% 04/20/30 (B)	12,600,000	11,509,195
OCP CLO, Ser 2017-4A, Cl ER 9.034%, ICE LIBOR USD 3 Month + 7.850% 04/24/29 (B)	8,250,000	7,562,610
OCP CLO, Ser 2017-6A, Cl ER 9.104%, ICE LIBOR USD 3 Month + 8.060% 10/17/30 (B)	10,800,000	9,580,388
OCP CLO, Ser 2021-21A, Cl SUB 07/20/31 (C)	20,597,000	17,206,734
Valhalla CLO, Ser 2004-1A, Cl EIN 08/01/20 (B)(C)	6,500,000	1,833,000
Venture CDO, Ser 2016-25A, Cl SUB 04/20/29 (B)(C)	11,620,000	4,648,000
Venture XXVI CLO, Ser 2017-26A, Cl SUB 01/20/29 (B)(C)	10,526,000	3,894,620
Voya CLO, Ser 2015-3A, Cl SUB 10/20/31 (B)(C)	56,700,000	19,771,290
Zohar III, Ser 2007-3A, Cl A2 0.740%, ICE LIBOR USD 3 Month + 0.550% 04/15/19 (B)	90,000,000	—
Zohar III, Ser 2007-3A, Cl A3 0.940%, ICE LIBOR USD 3 Month + 0.750% 04/15/19 (B)	56,000,000	—

		952,378,001

IRELAND — 0.0%
ICE Global Credit CLO, Ser 2013-1A, Cl INC 04/20/24 (B)(C)	12,500,000	1,250

JERSEY — 1.1%
Saranac CLO I, Ser 2017-1A, Cl ER 8.914%, ICE LIBOR USD 3 Month + 7.700% 07/26/29 (B)	18,000,000	14,760,000
Saranac CLO VII, Ser 2017-2A, Cl ER 7.200%, ICE LIBOR USD 3 Month + 6.720% 11/20/29 (B)	7,750,000	6,200,000

		20,960,000

UNITED STATES — 51.6%
Apres Static CLO I, Ser 2019-1A, Cl DR 8.001%, 10/16/28	7,375,000	7,258,917
Battalion CLO XXIV Warehouse Note (C)	20,000,000	20,250,000
Benefit Street Partners CLO, Ser 2015-VIB, Cl E 7.614%, 07/20/34	5,000,000	4,895,061
Benefit Street Partners CLO II, Ser 2013-IIA, Cl SUB 07/15/29 (B)(C)	23,450,000	6,800,500
Benefit Street Partners CLO IV, Ser 2021-IVA, Cl DRR 8.263%, ICE LIBOR USD 3 Month + 7.200% 01/20/32 (B)	2,600,000	2,456,740
Benefit Street Partners CLO X, Ser 2016-10A 7.004%, 04/20/34	3,250,000	3,083,665

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2022

Description	Par Value	Fair Value

Benefit Street Partners CLO XXV, Ser 2021-25A, Cl SUB 01/15/35 (B)(C)	$24,594,750	$21,525,325
Benefit Street Partners CLO XXVII Warehouse Note (C)(D)	5,000,000	5,000,000
First Eagle Berkeley Fund CLO, Ser 2016-1A, Cl SUB 10/25/28 (B)(C)	32,718,000	12,432,840
First Eagle Clarendon Fund CLO, Ser 2015-1A, Cl E 6.308%, ICE LIBOR USD 3 Month + 6.050% 01/25/27 (B)	16,226,000	15,921,600
Halcyon Loan Advisors Funding, Ser 2018-2A, Cl D 7.159%, 01/22/31	15,700,000	14,060,920
Ivy Hill IV Warehouse Note 07/03/21 (C)(D)	85,000,000	73,950,000
Ivy Hill Middle Market Credit Fund, Ser 2013-7A, Cl SUB 10/20/29 (B)(C)	19,066,500	12,965,220
Ivy Hill Middle Market Credit Fund IX, Ser 2022-9A, Cl ERR 8.498%, TSFR3M + 8.220% 04/23/34 (B)	5,000,000	4,850,000
Ivy Hill Middle Market Credit Fund VII 8.674%, 10/20/33	19,500,000	18,330,000
Ivy Hill Middle Market Credit Fund XII 8.424%, 07/20/29	30,000,000	27,907,566
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB 07/20/29 (B)(C)	11,695,868	11,010,490
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D 7.311%, ICE LIBOR USD 3 Month + 7.070% 04/18/30 (B)	15,555,000	14,631,033
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB 04/18/30 (B)(C)	1,667,000	937,688
Ivy Hill Middle Market Credit Fund XVIII 8.009%, 04/22/33	5,000,000	4,554,685
Lake Shore CLO, Ser 2019-1A, Cl ER 9.211%, 04/15/33	14,550,000	14,153,299
Lockwood Grove CLO, Ser 2018-1A, Cl ERR 6.108%, ICE LIBOR USD 3 Month + 5.850% 01/25/30 (B)	17,100,000	16,587,000
Longfellow Place CLO, Ser 2017-1A, Cl ERR 8.744%, ICE LIBOR USD 3 Month + 7.700% 04/15/29 (B)	4,000,000	3,804,000
Longfellow Place CLO, Ser 2017-1A, Cl FRR 9.544%, ICE LIBOR USD 3 Month + 8.500% 04/15/29 (B)	7,369,173	5,423,711
MCF CLO VIII, Ser 2018-1A, Cl SUB 07/18/30 (B)(C)	27,710,000	25,382,360
Monroe Capital MML CLO, Ser 2018-1A, Cl ER 8.386%, ICE LIBOR USD 3 Month + 7.250% 07/22/28 (B)	7,500,000	7,350,000
Neuberger Berman CLO XV, Ser 2013-15A, Cl SUB 10/15/29 (B)(C)	19,868,600	8,742,184
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB 10/17/30 (B)(C)	26,625,000	13,312,500
Neuberger Berman Loan Advisers CLO 24, Ser 2017-24A, Cl INC 04/19/30 (B)(C)	15,000,000	9,000,000
Neuberger Berman Loan Advisers CLO 25, Ser 2017-25A, Cl INC 10/18/29 (B)(C)	16,000,000	9,680,000
Neuberger Berman Loan Advisers CLO 26, Ser 2017-26A, Cl INC 10/18/30 (B)(C)	13,600,000	9,656,000
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl INC 01/15/30 (B)(C)	12,000,000	7,200,000
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl SUBN 0.072%, 01/15/30 (B)	295,867	127,223
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl INC 01/19/32 (B)(C)	18,300,000	14,275,830
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl SINC 0.051%, 01/19/32 (B)	1,325,406	1,146,476
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC 04/20/33 (B)(C)	8,625,000	6,813,750
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN 0.114%, 04/20/33 (B)	111,146	87,805

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2022

Description	Par Value	Fair Value

Neuberger Berman Loan Advisers CLO 36, Ser 2021-36A, Cl F 9.563%, ICE LIBOR USD 3 Month + 8.500% 04/20/33 (B)	$5,000,000	$4,692,500
Neuberger Berman Loan Advisors CLO 39, Ser 2020-39A, Cl SUB 01/20/32 (C)	15,147,625	11,276,813
Neuberger Berman Loan Advisors CLO 41, Ser 2021-41A, Cl SUB 04/15/34 (C)	8,865,375	7,201,554
Neuberger Berman Loan Advisors CLO 43, Ser 2021-43, Cl SUB 07/17/35 (C)	13,119,000	10,882820
NewStar Exeter Fund CLO, Ser 2015-1RA, Cl E 7.454%, ICE LIBOR USD 3 Month + 7.200% 01/20/27 (B)	5,250,000	5,255,250
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB 04/20/30 (B)(C)	50,029,000	25,014,500
Ocean Trails CLO 8, Ser 2021-8A, Cl ER 7.691%, ICE LIBOR USD 3 Month + 7.450% 07/15/34 (B)	3,500,000	3,360,000
Ocean Trails CLO IX, Ser 2021-9A, Cl ER 8.494%, ICE LIBOR USD 3 Month + 7.450% 10/15/34 (B)	10,000,000	9,600,000
OCP CLO, Ser 2017-13A, Cl SUB 07/15/30 (B)(C)	11,500,000	7,250,750
OCP CLO, Ser 2017-14A, Cl SUB 11/20/30 (B)(C)	16,333,000	8,983,150
OCP CLO, Ser 2019-16A, Cl SUB 04/10/32 (B)(C)	9,000,000	6,435,000
OCP CLO, Ser 2019-17A, Cl SUB 07/20/32 (B)(C)	15,000,000	12,660,000
OCP CLO, Ser 2020-19A, Cl SUB 10/20/34 (B)(C)	9,300,000	9,273,960
Rad CLO 15, Ser 2021-15A, Cl SUB 01/20/34 (B)(C)	14,200,000	11,928,000
Rad CLO Warehouse Note (C)	5,000,000	5,000,000
Shackleton CLO, Ser 2018-6RA, Cl SU 07/17/28 (C)	19,200,000	864,000
Shackleton CLO, Ser 2019-14A, Cl SUB 07/20/34 (B)(C)	15,750,000	10,710,000
Shackleton CLO, Ser 2019-XV, Cl SUB 01/15/30 (C)	10,000,000	7,800,000
Shackleton CLO, Ser 2021-16A, Cl E 8.023%, ICE LIBOR USD 3 Month + 6.960% 10/20/34 (B)	13,230,000	12,833,100
Shackleton CLO, Ser 2021-16A, Cl SUB 10/20/34 (B)(C)	25,230,000	17,661,000
Shackleton CLO Warehouse Note (C)	43,750,000	41,282,500
TCW CLO, Ser 2017-1A, Cl SUB 10/29/34 (B)(C)	36,999,000	26,269,290
TCW CLO, Ser 2018-1A, Cl SUB 04/25/31 (B)(C)	29,703,000	19,009,920
TCW CLO, Ser 2019-2A, Cl SUB 10/20/32 (B)(C)	28,463,000	20,208,730
TCW CLO, Ser 2020-1A 6.880%, 04/20/34	9,600,000	9,312,000
TCW CLO, Ser 2020-1A, Cl SUB 04/20/28 (C)	41,625,000	28,721,250
TCW CLO, Ser 2021-1A, Cl ERR 7.079%, ICE LIBOR USD 3 Month + 6.780% 10/29/34 (B)	7,000,000	6,475,000
TCW CLO, Ser 2021-2A, Cl INC 07/25/34 (B)(C)	9,250,000	6,937,500
TCW CLO, Ser 2022-1A, Cl E 7.637%, TSFR3M + 6.890% 04/22/33 (B)	8,000,000	7,600,000
TCW CLO, Ser 2022-2A, Cl ER 7.501%, TSFR3M + 6.650% 10/20/32 (B)	8,250,000	7,755,000
Telos CLO, Ser 2018-5A, Cl ER 7.604%, ICE LIBOR USD 3 Month + 6.560% 04/17/28 (B)	24,500,000	22,540,000

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2022

Description	Par Value/Shares	Fair Value

Venture 28 CLO, Ser 2017-28AA, Cl SUB 10/20/34 (B)(C)	$38,760,000	$19,380,000
Venture 35 CLO, Ser 2018-35A, Cl SUB 10/22/31 (B)(C)	26,039,000	10,936,380
Venture XXVIII CLO, Ser 2017-28A, Cl SUB 07/20/30 (B)(C)	21,122,000	10,561,000
Voya CLO, Ser 2018-3A, Cl ER 9.563%, ICE LIBOR USD 3 Month + 8.500% 10/20/31 (B)	18,400,000	17,316,338
Voya CLO, Ser 2019-1A, Cl SUB 04/15/31 (B)(C)	4,300,000	3,225,000
Voya CLO, Ser 2020-2A 07/31/31 (C)	41,288,000	37,642,270
Voya CLO, Ser 2021-2A 10/20/34 (C)	25,350,000	21,547,500
Voya CLO, Ser 2021-3A, Cl SUB 01/20/35 (B)(C)	31,600,000	26,702,000
Wind River CLO, Ser 2021-3A, Cl SUB 07/20/33 (C)	30,312,000	24,704,280

		992,372,743

Total Asset-Backed Securities (Cost $1,564,006,028)		1,965,711,994

CASH EQUIVALENT (E)(F) — 2.8%

UNITED STATES — 2.8%
SEI Daily Income Trust Government Fund, Cl F, 0.010%	54,273,587	54,273,587

Total Cash Equivalent (Cost $54,273,587)		54,273,587

Total Investments — 105.1% (Cost $1,618,279,615)		$2,019,985,581

Percentages based on Limited Partners’ Capital of $1,922,492,080.

Transactions with affiliated funds during the period ended March 31, 2022 are as follows:

	Value of Shares Held as of 12/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value of Shares Held as of 3/31/2022	Dividend Income
SEI Daily Income Trust Government Fund, Cl F	$59,055,146	154,469,972	(159,251,531)	$—	$54,273,587	$15,743

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

USD — United States Dollar

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2022

(A)	Securities considered illiquid. The total value of such securities as of March 31, 2022 was $1,965,711,994 and represented 102.3% of Partners’ Capital.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At March 31, 2022, the market value of Rule 144A positions amounted to $1,338,067,711 or 69.6% of Limited Partners’ Capital.
(C)	Represents equity/residual investments for which estimated effective yields are applied.
(D)	Security fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of March 31, 2022 was $78,950,000 and represented 4.1% of Limited Partners’ Capital.
(E)	Rate shown is the 7-day effective yield as of March 31, 2022.
(F)	Investment in affiliated security.

Various inputs are used in determining the fair value of investments. For more information on valuation inputs and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$—	$1,965,711,994	$1,965,711,994
Cash Equivalent	54,273,587	—	—	54,273,587

Total Investments in Securities	$54,273,587	$—	$1,965,711,994	$2,019,985,581

(1)	Of the $1,965,711,994 in Level 3 securities as of March 31, 2022, $1,886,761,994 was valued via third party pricing vendors and broker quotes.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Level 3 Securities
Beginning balance as of January 1, 2022	$2,037,975,809
Accrued discounts/premiums	(2,305,615)
Realized gain/(loss)	12,075,041
Change in unrealized appreciation/(depreciation)	(27,135,630)
Proceeds from sales	(171,859,462)
Purchases	116,961,851

Ending balance as of March 31, 2022	$1,965,711,994

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(26,142,482)

For the period ended March 31, 2022, there were no transfers into or out of Level 3 assets and liabilities. Transfers, if any, are recognized at year end.

Amounts designated as “—” are $0 or have been rounded to $0.